Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of trade and other receivables

For the year ended December 31	Note	2024	2023
Trade receivables (1)		4,305	3,959
Allowance for revenue adjustments		(191)	(145)
Allowance for doubtful accounts	29	(120)	(118)
Current tax receivable		112	12
Commodity taxes receivable		7	12
Other accounts receivable		376	311
Total trade and other receivables		4,489	4,031
(1)The details of securitized receivables are set out in Note 24, Debt due within one year.
The following table summarizes our wireless device financing plan receivables.

For the year ended December 31	Note	2024	2023
Current		1,063	1,052
Non-current	21	410	401
Total wireless device financing plan receivables (1)		1,473	1,453
(1)     Excludes allowance for doubtful accounts and allowance for revenue adjustments on the current portion of $45 million at December 31, 2024 and December 31, 2023, and allowance for doubtful accounts and allowance for revenue adjustments on the non-current portion of $12 million and $15 million at December 31, 2024 and December 31, 2023, respectively.